Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to undrawn credit facilities.

As at	Dec 31 2022	Dec 31 2021
Fixed interest rate debt:
Unsecured notes	$1,983,374	$1,981,199
Other limited recourse debt facilities	168,139	176,993
	$2,151,513	$2,158,192

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2022	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$641,338	$641,338	$641,338	$—	$—	$—
Lease obligations [2]	870,163	1,151,979	156,807	264,936	206,710	523,526
Other long-term liabilities[2]	28,514	55,548	2,200	4,400	4,400	44,548
Long-term debt [2]	2,151,513	3,057,230	126,373	533,974	915,014	1,481,869
Cash flow hedges [3]	8,466	9,182	2,050	7,132	—	—
	$3,699,994	$4,915,277	$928,768	$810,442	$1,126,124	$2,049,943
[1]     Excludes tax, accrued interest and euro foreign currency hedges.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations.
3 The expected cash flows of hedges are based on current valuations of the expected settlement amounts, which will fluctuate at settlement dependent on the market prices at the future settlement dates